Reply Attention of	William L. Macdonald
Direct Tel.	604.643.3118
EMail Address	wlm@cwilson.com
Our File No.	30324-1 / D/TSW/855225.1

May 12, 2006

BY EDGAR AND COURIER

MAIL STOP 3561

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

USA

Attention:	Jay Williamson

Division of Corporate Finance

Dear Sirs/Mesdames:

Re: Surge Enterprises, Inc. (the “Company”) Registration Statement on Form SB-2/A No. 4 Amended April 13, 2006 Your File No. 333-128995

Thank you for your letter of May 2, 2006 with your comments on the Company’s amended Registration Statement on Form SB-2/A No. 4, filed April 13, 2006. On behalf of the Company, we enclose a revised Form SB-2/A Amendment No. 5, together with the Company’s responses to the comments set out in your letter. For your ease of reference, our responses to your comments are numbered in a corresponding manner. However, the page number references to the registration statement have changed and the updated page numbers are used herein for ease of reference.

General

1.            Disclosure has been updated throughout. The software update has been completed and disclosure has been revised accordingly.

Summary, page 6

2.            The statement has been removed. Disclosure regarding automated searches on Google has been updated throughout.

HSBC Building 800 – 885 West Georgia Street Vancouver BC V6C 3H1 Canada Tel.: 604.687.5700 Fax: 604.687.6314 www.cwilson.com

Some lawyers at Clark Wilson LLP practice through law corporations.

Plan of Operations, page 33

3.            Disclosure has been clarified to reflect that the twelve month time frame commences on May 1, 2006 and the Company is currently in the first month of the twelve month plan of operations.

4.            Disclosure has been clarified to indicate that there are no plans to expand the consulting services but that the Company intends to continue providing consulting services once the software has been expanded.

5.	Disclosure has been updated regarding the competitive research.

Other

6.            The financial statements have been updated and a current consent from the auditor has been obtained.

Please find enclosed both clean (four copies) and a blacklined version of the amended Registration Statement on Form SB-2/A Amendment No. 5. The amended Registration Statement has also been filed by Edgar. The blacklined version of the amended Registration Statement has been marked to show changes between the version filed on April 13, 2006 and the version filed herewith.

We look forward to the receipt of any further comments which you may have in regard to the amended registration statement shortly. Should you have any questions, please do not hesitate to contact the writer.

Yours truly,

CLARK WILSON LLP

Per:	/s/ William L. Macdonald

William L. Macdonald

WLM/TSW

Encl.

cc:	Surge Enterprises, Inc.
Attention: Troy Mutter, President